Stockholders' equity (Details)	1 Months Ended						12 Months Ended			3 Months Ended	2 Months Ended	12 Months Ended
	May 31, 2014 USD ($)	Apr. 30, 2014 CHF	May 31, 2013 USD ($)	Apr. 30, 2013 CHF	May 31, 2012 USD ($)	Apr. 30, 2012 CHF	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jun. 30, 2014 Open market stock repurchases USD ($)	Feb. 28, 2015 Share repurchase program ending no later than September 2016 USD ($)	Dec. 31, 2014 Share repurchase program ending no later than September 2016 USD ($)	Sep. 30, 2014 Share repurchase program ending no later than September 2016 USD ($)
Stockholders' equity
Company's authorized shares							2,819,000,000	2,819,000,000
Company's registered and issued shares							2,314,743,264	2,314,743,264
Distribution declared to ABB Ltd's shareholders (in Swiss francs per share)		0.70		0.68		0.65
Distribution to ABB Ltd's shareholders	$ 1,841,000,000		$ 1,667,000,000		$ 1,626,000,000		$ 1,841,000,000	$ 1,667,000,000	$ 1,626,000,000
Treasury stock activity
Shares repurchased										12,000,000	11,800,000
Value of shares repurchased							1,015,000,000			282,000,000		733,000,000
Treasury shares held for cancellation under the buyback program												26,000,000
Treasury shares repurchase to supports its employee share programs												6,800,000
Purchases of treasury stock							1,003,000,000				250,000,000
Authorized amount of share buyback program													$ 4,000,000,000
Estimated percentage of shares repurchased to be held for cancellation													75.00%